PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	[1]
Disclosure of detailed information about property, plant and equipment [abstract]
Proceeds on disposals	$ 1,418
Loss on disposal of plant and equipment	$ 1,944

[1]	Restated for change in presentation currency (note 2(c))